Loans Receivable, Net - Company's Loans Classified as Troubled Debt Restructurings (TDR's) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Total TDR		$ 14,069
Total performing TDR		11,038	11,038
One-to-Four Family Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Total TDR		1,888
TDR in non-accrual status
Total performing TDR			1,888
Home Equity Line of Credit [Member]
Financing Receivable, Modifications [Line Items]
Total TDR
TDR in non-accrual status
Total performing TDR
Junior Liens [Member]
Financing Receivable, Modifications [Line Items]
Total TDR		196
TDR in non-accrual status		(100)
Total performing TDR			96
Multi-Family [Member]
Financing Receivable, Modifications [Line Items]
Total TDR		234
TDR in non-accrual status
Total performing TDR			234
Construction [Member]
Financing Receivable, Modifications [Line Items]
Total TDR		4,112
TDR in non-accrual status
Total performing TDR			4,112
Land [Member]
Financing Receivable, Modifications [Line Items]
Total TDR		3,424
TDR in non-accrual status		(2,768)
Total performing TDR			656
Non-Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Total TDR		3,173
TDR in non-accrual status
Total performing TDR			3,173
Farmland [Member]
Financing Receivable, Modifications [Line Items]
Total TDR		909
TDR in non-accrual status		(44)
Total performing TDR			865
Consumer Loans [Member]
Financing Receivable, Modifications [Line Items]
Total TDR		5
TDR in non-accrual status
Total performing TDR			5
Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Total TDR		128
TDR in non-accrual status		(119)
Total performing TDR			$ 9